COMMITMENTS	3 Months Ended
Nov. 30, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 2 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement"). In the Second Agreement, Hadasit confirms that it has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009 the Company entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron ("the Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit will be entitled to a total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 will be paid in accordance with the actual progress of the study. The total amount that was paid through November 30, 2011 was $400,000.

On September 11, 2011, the Company entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr ("the Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to a consideration of $200,000 to be paid by Oramed. None of which was recognized or paid through November 30, 2011.

b.
On September 19, 2007 the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement was for a period of 51 months, and ended on December 31, 2011. The monthly lease payment was NIS 2,396 and was linked to the increase in the Israeli consumer price index, (as of November 30, 2011 the monthly payment in the Company's functional currency is $632(, considering the fact that the remaining term for the current lease is one month, the Company's commitment for November 30, 2011 is $ 632, however the Company is currently in the process of  negotiation into a new lease agreement for the same premise.

As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

c.
On April 21, 2009, the subsidiary entered into a consulting service agreement with  ADRES Advanced Regulatory Services Ltd. ("ADRES") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. IND according to FDA regulations. In consideration for the services provided under the agreement, ADRES will be entitled to a total cash compensation of $211,000, of which the amount of $110,000 will be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 will be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of that were paid for completing the three first milestones, the rest will be paid during 2012, subject to the completion of the IND.

d.
On February 10, 2010, the Subsidiary entered into an agreement with Vetgenerics Research G. Ziv Ltd, a clinical research organization (CRO), to conduct a toxicology trial on its oral insulin capsules. The total cost estimated for the studies is €107,100 ($142,522) of which €89,293 ($118,825) was paid through November 30, 2011.

e.
On July 5, 2010, the Subsidiary of the Company entered into a Manufacturing Supply Agreement (MSA) with Sanofi-Aventis Deutschland GMBH ("sanofi-aventis"). According to the MSA, sanofi-aventis will supply the subsidiary with specified quantities of recombinant human insulin to be used for clinical trials in the USA.

f.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera on February 22, 2011 and an option to purchase up to 250,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $0.50 per share. The option vest in five annual installments commencing February 16, 2012 and expire on February 16, 2021. The initial fair value of the option on the date of grant was $71,495, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 113.80%; risk-free interest rates of 3.42%; and the remaining contractual life of 10 years. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

g.
On May 13, 2011, the Company entered into a consulting agreement with a third party ("the Consultant") for a period of 12 months, pursuant to which the Consultant will provide investors relations services and will be entitled to a cash monthly fee of $4,000, that may be increased up to $10,000 upon the completion of a $5,000,000 capital raise by the Company. In addition, the Consultant received a warrant to purchase up to 32,000 shares of the Company. The warrant has a term of five years and an exercise price of $0.50 per Share and will vest in 12 installments in the period from October 2011 to May 2016. The Company records expenses in respect of this warrant during the term of the services.

h.
On June 22, 2011 the Subsidiary issued a purchase order to SAFC Pharma for producing one of its oral capsule ingredients in the amount of $600,000, none of which was recognized or paid through November 30, 2011.

i.
On August 15, 2011, the Company entered into an advisory agreement with a third party ("the Advisor") for a period of nine months, pursuant to which the Advisor will provide investors relations services and will be entitled to a cash monthly fee of $4,000, and additional $3,000 in the first month. In addition, the Advisor will be issued 249,000 shares of the Company in three installments over the engagement period, commencing November 2011. See also note 4.

j.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $52,733.  As of November 30, 2011, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability.

For the three months period ended November 30, 2011, there were no grants received from the Bio-Jerusalem fund.

k.	Grants from the Office of the Chief Scientist ("OCS")

The Subsidiary is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Subsidiary is not obligated to pay any such royalties.

Under the terms of the Subsidiary's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Subsidiary (dollar linked) with the addition of annual interest at a rate based on LIBOR.

As of November 30, 2011, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability.

For the three months period ended November 30, 2011, the research and development expenses are presented net of OCS Grants, in the total amount of $41,257.